INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Intangible assets-gross	$ 94,327,941	$ 64,780,264
Less accumulated depreciation	(26,534,964)	(18,163,282)
Intangible assets-net	67,792,977	46,616,982	$ 17,303,595	$ 6,345,231
Renewal rights
Finite-Lived Intangible Assets [Line Items]
Intangible assets-gross	17,606,801	17,111,577
Intangible assets-net		15,794,655	7,330,000
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Intangible assets-gross	65,956,692	42,594,988
Intangible assets-net		26,494,672	7,178,000	$ 6,345,231
Trade names and trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible assets-gross	5,003,771	2,009,000
Other
Finite-Lived Intangible Assets [Line Items]
Intangible assets-gross	$ 5,760,677	3,064,699
Intangible assets-net		$ 4,327,655	$ 2,795,595